Equity - Exercises of share options under the old VSOP plan (Details) € in Thousands				1 Months Ended		3 Months Ended		5 Months Ended	12 Months Ended
	Oct. 19, 2021 USD ($) shares	Oct. 18, 2021 shares	Mar. 11, 2021 USD ($) shares	Oct. 31, 2020 shares	Aug. 31, 2020 shares	Jun. 30, 2021 USD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2021 USD ($) shares	Dec. 31, 2021 EUR (€) USD ($) shares	Dec. 31, 2021 USD ($)
Statements Line Items
Number of share options exercised by participants | $						100,000	3,766,309		557,171
Treasury shares held for transfer	$ 523,897		$ 390,023			$ 92,738			€ 5,817
Number of shares received		765,223
Number of shares held for payable of tax liabilities	241,326		369,654
Number of shares issued for exercise of stock options		765,223
Old VSOP Plan
Statements Line Items
Treasury shares held for transfer | $										$ 168,322
Number of shares received				765,223	759,677
Number of shares held for payable of tax liabilities				523,897	390,023
Number of shares issued for exercise of stock options				241,326	369,654
New VSOP Plan
Statements Line Items
Number of shares issued for exercise of stock options									207,251
Number of share options granted | $									349,920
Legacy plan
Statements Line Items
Number of share options exercised by participants | $								5,282
Number of shares issued for exercise of stock options								702,915
Number of share options granted | $								5,282